CONSOLIDATED BALANCE SHEETS (Unaudited) (Q3) - USD ($)	Mar. 31, 2018	Jun. 30, 2017
Current assets:
Cash and cash equivalents	$ 195,593	$ 164,680
Accounts receivable	9,538	0
Inventory	3,652	0
Prepaid expenses and other current assets	218,414	30,867
Total current assets	427,197	195,547
Non-current assets:
Fixed assets, net	1,286	1,500
Total assets	428,483	197,047
Current liabilities:
Accrued liabilities	88,650	45,049
Deferred revenue	121,723	55,533
Debt, current	790,603	0
Total current liabilities	1,000,976	100,582
Total liabilities	1,000,976	100,582
Commitments and contingencies (Note 6)
Equity:
Preferred stock, $.001 par value; 10,000,000 shares authorized; 6,750,000 shares issued and outstanding for class A convertible preferred stock and 160,000 and 250,000 shares issued and outstanding for class B convertible preferred stock at March 31, 2018 and June 30, 2017, respectively	6,910	7,000
Common stock, $.001 par value; 150,000,000 shares authorized; 40,205,663 shares issued and outstanding at March 31, 2018 and 38,000,663 shares issued and outstanding at June 30, 2017	40,205	38,000
Additional paid in capital	1,649,868	1,010,000
Accumulated deficit	(2,269,476)	(958,535)
Total equity (deficit)	(572,493)	96,465
Total liabilities and equity	$ 428,483	$ 197,047